UNSECURED DEBT AND RELATED DERIVATIVES - 2027 debentures (Details) $ in Thousands, $ in Millions	Jun. 04, 2020 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Jun. 04, 2020 USD ($)
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 2,991,651	$ 2,434,136
2027 Debentures
Unsecured debentures and term loans, net
Principal issued and outstanding		$ 500,000	$ 500,000	$ 500.0
Interest receipt rate	3.062%			3.062%
Deferred financing costs	$ 3,000
Redemption percentage	100.00%
Redemption spread	6500.00%			6500.00%
Redemption period of debentures	2 months